Note 12 - Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about inventories explanatory [text block]
	December 31, 2020	December 31, 2019
Finished goods - doré	$2,812	$1,965
Work-in-process	2,780	3,229
Stockpile	1,336	2,130
Silver coins and bullion	956	291
Materials and supplies	24,628	22,902
	$32,512	$30,517